Business Combinations (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Total purchase price	$ 1,341,000
Objet Ltd [Member]
Cash and cash equivalents	41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$ 1,340,897